CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Financial Derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Positive fair value	€ 9,423	€ 6,788
Negative fair value	(14,791)	(11,342)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Positive fair value	8,126	3,795
Negative fair value	(14,547)	(10,853)
Currency risk | Other foreign exchange derivative
Disclosure of detailed information about financial instruments [line items]
Positive fair value	1,294	1,023
Negative fair value	(244)	(489)
Currency risk | Cash flow hedges | Forward contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	8,039	3,240
Negative fair value	(14,547)	(10,853)
Interest rate risk | Interest rate cap contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	3	1,970
Negative fair value	0	0
Interest rate risk | Cash flow hedges | Interest rate cap contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	87	555
Negative fair value	€ 0	€ 0